SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 12,999	$ 23,321	$ 25,840
Cash Settled DSU
Share-based Compensation
Share-based compensation expense	(1,411)	689	133
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	13,014	22,324	25,917
Equity Swaps
Share-based Compensation
Share-based compensation expense	$ 1,396	$ 308	$ (210)